Inventory	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Inventory
13.	Inventory

	30 June 2026	31 December 2025
	€’000	€’000
LPG - raw materials (QIND / Al Shola Gas)	228	171
LPG - finished goods (QIND / Al Shola Gas)	3	-
Total inventory	231	171